Summary of Significant Accounting Policies - Net income (loss) (Details) - USD ($)	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Summary of Significant Accounting Policies
Net (loss) income	$ (1,495,898)	$ (504,984)	$ 261,607	$ (10,518)	$ 1,657,247	$ 1,184,465	$ (1,739,275)	$ 2,831,194	$ 2,729,602	$ 18,132,948
Plus: Trust Account withdrawals for tax payments				1,827,729			489,119	2,287,729	2,287,729
Less: Remeasurement of Class A redeemable shares to redemption value	(165,500)	$ (163,615)	$ (559,907)	(731,196)	$ (2,864,208)	$ (2,525,300)	(889,022)	(6,120,704)	$ (6,707,678)	$ (3,383,823)
Net income (loss) including accretion of Class A redeemable shares to redemption value and Trust Account withdrawals for tax payments	$ (1,661,398)			$ 1,086,015			$ (2,139,178)	$ (1,001,781)